Schedule of Investments (unaudited) March 31, 2024	iShares Russell 1000 Large-Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Large Cap Index Master Portfolio of Master Investment Portfolio	$1,310,655,503

Total Investments — 100.0% (Cost: $792,888,046)	1,310,655,503
Liabilities in Excess of Other Assets — (0.0)%	(259,662)

Net Assets — 100.0%	$1,310,395,841

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2024, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,310,655,503 and 4.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) March 31, 2024	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	46,039	$14,404,682
Boeing Co.(a)	367,798	70,981,336
BWX Technologies, Inc.	60,931	6,252,739
Curtiss-Wright Corp.	25,666	6,568,956
General Dynamics Corp.	161,417	45,598,688
General Electric Co.	715,093	125,520,274
HEICO Corp.(b)	30,258	5,779,278
HEICO Corp., Class A	53,328	8,209,312
Hexcel Corp.	55,035	4,009,300
Howmet Aerospace, Inc.(b)	250,576	17,146,916
Huntington Ingalls Industries, Inc.	26,490	7,721,040
L3Harris Technologies, Inc.	124,708	26,575,275
Lockheed Martin Corp.	142,458	64,799,871
Mercury Systems, Inc.(a)	30,920	912,140
Northrop Grumman Corp.	94,410	45,190,291
RTX Corp.(b)	948,541	92,511,204
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	69,218	2,496,693
Textron, Inc.	128,975	12,372,572
TransDigm Group, Inc.	35,067	43,188,517
Woodward, Inc.	40,574	6,253,265

		606,492,349

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.(b)	74,583	5,678,750
Expeditors International of Washington, Inc.(b)	97,046	11,797,882
FedEx Corp.	152,933	44,310,808
GXO Logistics, Inc.(a)	77,111	4,145,487
United Parcel Service, Inc., Class B(b)	477,659	70,994,457

		136,927,384

Automobile Components — 0.1%
Aptiv PLC(a)	177,810	14,162,566
BorgWarner, Inc.	153,208	5,322,446
Gentex Corp.(b)	158,205	5,714,365
Lear Corp.(b)	38,723	5,610,188
Phinia, Inc.	30,641	1,177,534
QuantumScape Corp., Class A(a)(b)	193,869	1,219,436

		33,206,535

Automobiles — 1.2%
Ford Motor Co.(b)	2,587,638	34,363,833
General Motors Co.	760,212	34,475,614
Harley-Davidson, Inc.(b)	86,439	3,780,842
Lucid Group, Inc.(a)(b)	490,966	1,399,253
Rivian Automotive, Inc., Class A(a)(b)	438,449	4,801,017
Tesla, Inc.(a)	1,819,961	319,930,944
Thor Industries, Inc.(b)	34,015	3,991,320

		402,742,823

Banks — 3.3%
Bank of America Corp.(b)	4,545,331	172,358,951
Bank OZK(b)	67,908	3,087,098
BOK Financial Corp.(b)	18,661	1,716,812
Citigroup, Inc.	1,261,383	79,769,861
Citizens Financial Group, Inc.	306,565	11,125,244
Columbia Banking System, Inc.	133,760	2,588,256
Comerica, Inc.	85,330	4,692,297
Commerce Bancshares, Inc.(b)	82,348	4,380,914
Cullen/Frost Bankers, Inc.(b)	39,317	4,425,915
East West Bancorp, Inc.(b)	93,895	7,428,033
Fifth Third Bancorp(b)	447,505	16,651,661
First Citizens BancShares, Inc., Class A	7,196	11,765,460

Security	Shares	Value

Banks (continued)
First Hawaiian, Inc.(b)	86,417	$1,897,717
First Horizon Corp.	363,544	5,598,578
FNB Corp.(b)	239,640	3,378,924
Huntington Bancshares, Inc.	960,511	13,399,128
JPMorgan Chase & Co.	1,904,042	381,379,613
KeyCorp.	613,982	9,707,055
M&T Bank Corp.(b)	109,027	15,856,887
New York Community Bancorp, Inc., Class A(b)	470,029	1,513,493
NU Holdings Ltd./Cayman Islands, Class A(a)	1,540,433	18,377,366
Pinnacle Financial Partners, Inc.(b)	51,024	4,381,941
PNC Financial Services Group, Inc.	262,635	42,441,816
Popular, Inc.(b)	45,406	3,999,814
Prosperity Bancshares, Inc.(b)	55,831	3,672,563
Regions Financial Corp.(b)	625,509	13,160,709
Synovus Financial Corp.(b)	94,409	3,782,025
TFS Financial Corp.(b)	35,153	441,522
Truist Financial Corp.	874,613	34,092,415
U.S. Bancorp(b)	1,025,446	45,837,436
Webster Financial Corp.	111,855	5,678,878
Wells Fargo & Co.	2,377,707	137,811,898
Western Alliance Bancorp	70,502	4,525,523
Wintrust Financial Corp.	41,848	4,368,513
Zions Bancorp NA	94,207	4,088,584

		1,079,382,900

Beverages — 1.3%
Boston Beer Co., Inc., Class A(a)	6,589	2,005,823
Brown-Forman Corp., Class A(b)	30,607	1,620,641
Brown-Forman Corp., Class B(b)	123,055	6,352,099
Celsius Holdings, Inc.(a)(b)	94,654	7,848,710
Coca-Cola Co.	2,568,979	157,170,135
Constellation Brands, Inc., Class A	106,191	28,858,466
Keurig Dr. Pepper, Inc.	628,431	19,273,979
Molson Coors Beverage Co., Class B	116,870	7,859,507
Monster Beverage Corp.(a)	490,582	29,081,701
PepsiCo, Inc.(b)	908,699	159,031,412

		419,102,473

Biotechnology — 2.0%
AbbVie, Inc.	1,163,985	211,961,669
Alnylam Pharmaceuticals, Inc.(a)	81,595	12,194,373
Amgen, Inc.	352,354	100,181,289
Apellis Pharmaceuticals, Inc.(a)	64,987	3,819,936
Biogen, Inc.(a)	94,981	20,480,753
BioMarin Pharmaceutical, Inc.(a)	123,472	10,784,045
Exact Sciences Corp.(a)	117,799	8,135,199
Exelixis, Inc.(a)	204,571	4,854,470
Gilead Sciences, Inc.	824,405	60,387,666
Incyte Corp.(a)	123,818	7,053,911
Ionis Pharmaceuticals, Inc.(a)(b)	97,515	4,227,275
Moderna, Inc.(a)(b)	218,870	23,322,787
Natera, Inc.(a)	70,064	6,408,053
Neurocrine Biosciences, Inc.(a)	63,682	8,783,021
Regeneron Pharmaceuticals, Inc.(a)	67,606	65,070,099
Roivant Sciences Ltd.(a)	229,777	2,421,850
Sarepta Therapeutics, Inc.(a)	58,949	7,631,538
Ultragenyx Pharmaceutical, Inc.(a)	47,852	2,234,210
United Therapeutics Corp.(a)(b)	29,954	6,881,033
Vertex Pharmaceuticals, Inc.(a)	169,919	71,027,841

		637,861,018

Broadline Retail — 3.5%
Amazon.com, Inc.(a)	5,942,780	1,071,958,656
Coupang, Inc., Class A(a)	728,772	12,964,854

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Broadline Retail (continued)
eBay, Inc.	351,592	$18,557,026
Etsy, Inc.(a)	81,977	5,633,460
Kohl’s Corp.(b)	76,214	2,221,638
Macy’s, Inc.(b)	183,566	3,669,484
Nordstrom, Inc.(b)	70,287	1,424,718
Ollie’s Bargain Outlet Holdings, Inc.(a)	39,632	3,153,518

		1,119,583,354

Building Products — 0.7%
A O Smith Corp.(b)	78,496	7,022,252
Advanced Drainage Systems, Inc.(b)	45,074	7,763,546
Allegion PLC	58,238	7,845,241
Armstrong World Industries, Inc.(b)	29,048	3,608,343
AZEK Co., Inc., Class A(a)	83,906	4,213,759
Builders FirstSource, Inc.(a)	81,045	16,901,935
Carlisle Cos., Inc.	31,891	12,496,488
Carrier Global Corp.	549,281	31,929,705
Fortune Brands Innovations, Inc.(b)	84,596	7,162,743
Hayward Holdings, Inc.(a)(b)	92,819	1,421,059
Johnson Controls International PLC	448,446	29,292,493
Lennox International, Inc.(b)	21,298	10,409,610
Masco Corp.	150,007	11,832,552
Owens Corning(b)	57,955	9,666,894
Trane Technologies PLC	150,126	45,067,825
Trex Co., Inc.(a)	71,197	7,101,901

		213,736,346

Capital Markets — 3.1%
Affiliated Managers Group, Inc.	22,312	3,736,591
Ameriprise Financial, Inc.	67,647	29,659,151
Ares Management Corp., Class A	108,102	14,375,404
Bank of New York Mellon Corp.	507,714	29,254,481
BlackRock, Inc.(b)(c)	98,045	81,740,117
Blackstone, Inc., Class A(b)	469,992	61,742,849
Blue Owl Capital, Inc., Class A(b)	305,653	5,764,616
Carlyle Group, Inc.(b)	139,628	6,549,949
Cboe Global Markets, Inc.	69,340	12,739,838
Charles Schwab Corp.	977,573	70,717,631
CME Group, Inc., Class A	236,801	50,980,887
Coinbase Global, Inc., Class A(a)(b)	109,855	29,124,758
Evercore, Inc., Class A	23,211	4,470,206
FactSet Research Systems, Inc.	25,408	11,545,141
Franklin Resources, Inc.(b)	189,006	5,312,959
Goldman Sachs Group, Inc.	210,325	87,850,649
Houlihan Lokey, Inc., Class A(b)	32,462	4,161,304
Interactive Brokers Group, Inc., Class A	68,879	7,694,473
Intercontinental Exchange, Inc.	373,331	51,306,879
Invesco Ltd.	248,796	4,127,526
Janus Henderson Group PLC	91,651	3,014,401
Jefferies Financial Group, Inc.	119,339	5,262,850
KKR & Co., Inc., Class A	432,036	43,454,181
Lazard, Inc.(b)	72,113	3,019,371
LPL Financial Holdings, Inc.	49,668	13,122,286
MarketAxess Holdings, Inc.	24,414	5,352,769
Moody’s Corp.	104,649	41,130,196
Morgan Stanley	772,259	72,715,907
Morningstar, Inc.	17,115	5,277,753
MSCI, Inc., Class A	50,625	28,372,781
Nasdaq, Inc.	228,896	14,443,338
Northern Trust Corp.	134,234	11,936,087
Raymond James Financial, Inc.	124,715	16,015,900
Robinhood Markets, Inc., Class A(a)(b)	437,505	8,806,976
S&P Global, Inc.	211,596	90,023,518

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.	68,639	$4,935,144
State Street Corp.	203,104	15,704,001
Stifel Financial Corp.(b)	65,368	5,109,817
T Rowe Price Group, Inc.(b)	144,855	17,660,722
TPG, Inc., Class A(b)	42,282	1,890,005
Tradeweb Markets, Inc., Class A	75,635	7,878,898
Virtu Financial, Inc., Class A	63,979	1,312,849
XP, Inc., Class A	216,477	5,554,800

		994,849,959

Chemicals — 1.5%
Air Products and Chemicals, Inc.(b)	146,266	35,435,864
Albemarle Corp.(b)	76,296	10,051,235
Ashland, Inc.(b)	30,185	2,939,114
Axalta Coating Systems Ltd.(a)	142,998	4,917,701
Celanese Corp., Class A(b)	64,639	11,108,859
CF Industries Holdings, Inc.(b)	126,862	10,556,187
Chemours Co.	94,960	2,493,650
Corteva, Inc.	470,317	27,123,181
Dow, Inc.	466,615	27,031,007
DuPont de Nemours, Inc.	302,390	23,184,241
Eastman Chemical Co.	79,266	7,944,039
Ecolab, Inc.(b)	163,818	37,825,576
Element Solutions, Inc.	142,592	3,561,948
FMC Corp.(b)	82,177	5,234,675
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	1,011,690	1,173,560
Huntsman Corp.	115,723	3,012,270
International Flavors & Fragrances, Inc.(b)	169,967	14,615,462
Linde PLC	319,704	148,444,961
LyondellBasell Industries NV, Class A	170,300	17,418,284
Mosaic Co.	220,602	7,160,741
NewMarket Corp.(b)	3,942	2,501,672
Olin Corp.(b)	79,517	4,675,600
PPG Industries, Inc.	154,738	22,421,536
RPM International, Inc.	84,098	10,003,457
Scotts Miracle-Gro Co.(b)	27,058	2,018,256
Sherwin-Williams Co.	156,856	54,480,795
Westlake Corp.(b)	21,978	3,358,238

		500,692,109

Commercial Services & Supplies — 0.6%
Cintas Corp.	57,123	39,245,215
Clean Harbors, Inc.(a)	34,033	6,851,183
Copart, Inc.(a)	565,646	32,762,216
Driven Brands Holdings, Inc.(a)	39,934	630,558
MSA Safety, Inc.	25,376	4,912,540
RB Global, Inc.	122,401	9,323,284
Republic Services, Inc.	136,168	26,068,002
Rollins, Inc.	168,795	7,810,145
Stericycle, Inc.(a)(b)	60,732	3,203,613
Tetra Tech, Inc.(b)	35,050	6,474,085
Veralto Corp.	145,206	12,873,964
Vestis Corp.	75,700	1,458,739
Waste Management, Inc.	268,213	57,169,601

		208,783,145

Communications Equipment — 0.8%
Arista Networks, Inc.(a)(b)	165,341	47,945,583
Ciena Corp.(a)	101,426	5,015,516
Cisco Systems, Inc.	2,674,717	133,495,125
F5, Inc.(a)	38,881	7,371,449
Juniper Networks, Inc.	209,167	7,751,729
Lumentum Holdings, Inc.(a)(b)	43,302	2,050,350

2

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	108,939	$38,671,166
Ubiquiti, Inc.(b)	2,640	305,844
Viasat, Inc.(a)(b)	77,266	1,397,742

		244,004,504

Construction & Engineering — 0.2%
AECOM	87,614	8,593,181
EMCOR Group, Inc.	30,566	10,704,213
MasTec, Inc.(a)	40,832	3,807,584
MDU Resources Group, Inc.	135,166	3,406,183
Quanta Services, Inc.	94,753	24,616,830
Valmont Industries, Inc.	13,362	3,050,277
WillScot Mobile Mini Holdings Corp.(a)	126,348	5,875,182

		60,053,450

Construction Materials — 0.2%
Eagle Materials, Inc.(b)	22,902	6,223,618
Martin Marietta Materials, Inc.	40,693	24,983,060
Vulcan Materials Co.	87,318	23,830,829

		55,037,507

Consumer Finance — 0.5%
Ally Financial, Inc.	175,911	7,140,227
American Express Co.	382,623	87,119,431
Capital One Financial Corp.(b)	249,939	37,213,418
Credit Acceptance Corp.(a)(b)	4,151	2,289,484
Discover Financial Services	164,362	21,546,215
OneMain Holdings, Inc.	72,266	3,692,070
SLM Corp.(b)	155,536	3,389,129
SoFi Technologies, Inc.(a)(b)	604,518	4,412,981
Synchrony Financial	271,524	11,708,115

		178,511,070

Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	283,388	6,075,839
BJ’s Wholesale Club Holdings, Inc.(a)(b)	89,818	6,794,732
Casey’s General Stores, Inc.	25,050	7,977,172
Costco Wholesale Corp.(b)	292,233	214,098,663
Dollar General Corp.	144,436	22,540,682
Dollar Tree, Inc.(a)	137,481	18,305,595
Grocery Outlet Holding Corp.(a)	63,616	1,830,868
Kroger Co.	430,086	24,570,813
Performance Food Group Co.(a)	103,279	7,708,745
Sysco Corp.	334,599	27,162,747
Target Corp.(b)	303,360	53,758,426
U.S. Foods Holding Corp.(a)	149,332	8,059,448
Walgreens Boots Alliance, Inc.	472,311	10,244,426
Walmart, Inc.	2,824,491	169,949,623

		579,077,779

Containers & Packaging — 0.3%
Amcor PLC(b)	947,962	9,015,119
AptarGroup, Inc.	42,234	6,077,050
Ardagh Group SA, Class A(a)	6,425	43,080
Ardagh Metal Packaging SA	97,793	335,430
Avery Dennison Corp.	53,608	11,967,986
Ball Corp.(b)	201,082	13,544,884
Berry Global Group, Inc.	76,794	4,644,501
Crown Holdings, Inc.	71,425	5,661,146
Graphic Packaging Holding Co.(b)	202,600	5,911,868
International Paper Co.(b)	232,022	9,053,498
Packaging Corp. of America	59,071	11,210,494
Sealed Air Corp.	93,752	3,487,574

Security	Shares	Value

Containers & Packaging (continued)
Silgan Holdings, Inc.(b)	53,550	$2,600,388
Sonoco Products Co.	65,542	3,790,949
Westrock Co.	171,348	8,473,159

		95,817,126

Distributors — 0.1%
Genuine Parts Co.	93,089	14,422,279
LKQ Corp.(b)	174,594	9,325,066
Pool Corp.(b)	25,049	10,107,271

		33,854,616

Diversified Consumer Services — 0.1%
ADT, Inc.(b)	133,480	896,986
Bright Horizons Family Solutions, Inc.(a)(b)	36,928	4,186,158
Grand Canyon Education, Inc.(a)	21,024	2,863,679
H&R Block, Inc.(b)	99,175	4,870,484
Mister Car Wash, Inc.(a)(b)	52,555	407,301
Service Corp. International	99,408	7,377,068

		20,601,676

Diversified REITs — 0.0%
WP Carey, Inc.(b)	138,456	7,814,457

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	4,722,294	83,112,374
ESC GCI Liberty, Inc. (d)	56,944	1
Frontier Communications Parent, Inc. (a)(b)	165,904	4,064,648
Iridium Communications, Inc.	81,262	2,125,814
Verizon Communications, Inc.	2,775,823	116,473,533

		205,776,370

Electric Utilities — 1.3%
Alliant Energy Corp.(b)	169,355	8,535,492
American Electric Power Co., Inc.(b)	339,642	29,243,176
Avangrid, Inc.	47,390	1,726,892
Constellation Energy Corp.	212,087	39,204,282
Duke Energy Corp.(b)	508,396	49,166,977
Edison International(b)	249,177	17,624,289
Entergy Corp.	139,420	14,733,906
Evergy, Inc.(b)	148,296	7,916,040
Eversource Energy	229,251	13,702,332
Exelon Corp.	655,468	24,625,933
FirstEnergy Corp.(b)	358,407	13,841,678
Hawaiian Electric Industries, Inc.(b)	75,674	852,846
IDACORP, Inc.(b)	33,008	3,066,113
NextEra Energy, Inc.	1,335,273	85,337,297
NRG Energy, Inc.	152,106	10,296,055
OGE Energy Corp.(b)	130,632	4,480,678
PG&E Corp.	1,337,483	22,416,215
Pinnacle West Capital Corp.(b)	74,508	5,567,983
PPL Corp.	490,722	13,509,577
Southern Co.	718,714	51,560,542
Xcel Energy, Inc.(b)	363,261	19,525,279

		436,933,582

Electrical Equipment — 0.7%
Acuity Brands, Inc.	20,315	5,459,250
AMETEK, Inc.	151,625	27,732,212
ChargePoint Holdings, Inc., Class A(a)(b)	219,620	417,278
Eaton Corp. PLC	262,658	82,127,903
Emerson Electric Co.	376,388	42,689,927
Generac Holdings, Inc.(a)(b)	40,355	5,090,380
Hubbell, Inc.(b)	35,551	14,755,443
nVent Electric PLC	109,802	8,279,071

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Plug Power, Inc.(a)(b)	335,826	$1,155,241
Regal Rexnord Corp.(b)	43,005	7,745,200
Rockwell Automation, Inc.(b)	75,751	22,068,539
Sensata Technologies Holding PLC	101,593	3,732,527
Sunrun, Inc.(a)(b)	136,992	1,805,555
Vertiv Holdings Co., Class A	226,965	18,536,232

		241,594,758

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	384,429	44,343,885
Arrow Electronics, Inc.(a)	37,946	4,912,489
Avnet, Inc.	63,399	3,143,322
CDW Corp.	89,098	22,789,486
Cognex Corp.	115,783	4,911,515
Coherent Corp.(a)	76,051	4,610,212
Corning, Inc.	501,397	16,526,045
Crane NXT Co.(b)	29,782	1,843,506
IPG Photonics Corp.(a)	19,319	1,752,040
Jabil, Inc.	82,177	11,007,609
Keysight Technologies, Inc.(a)	116,971	18,291,925
Littelfuse, Inc.	16,695	4,046,033
TD SYNNEX Corp.	31,365	3,547,382
Teledyne Technologies, Inc.(a)	30,864	13,250,533
Trimble, Inc.(a)(b)	165,246	10,635,233
Vontier Corp.	100,593	4,562,898
Zebra Technologies Corp., Class A(a)	33,640	10,140,442

		180,314,555

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	667,478	22,360,513
Halliburton Co.	592,270	23,347,284
NOV, Inc.(b)	260,948	5,093,705
Schlumberger NV	939,656	51,502,545
TechnipFMC PLC	283,938	7,129,683

		109,433,730

Entertainment — 1.4%
AMC Entertainment Holdings, Inc., Class A(a)(b)	35,547	132,235
Electronic Arts, Inc.	178,422	23,671,247
Liberty Media Corp.-Liberty Formula One, Class C(a)	130,211	8,541,842
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	834,578
Liberty Media Corp.-Liberty Live, Class A(a)	13,217	559,740
Liberty Media Corp.-Liberty Live, Class C(a)(b)	29,820	1,306,712
Live Nation Entertainment, Inc.(a)	102,526	10,844,175
Madison Square Garden Sports Corp., Class A(a)(b)	12,427	2,293,030
Netflix, Inc.(a)	281,854	171,178,390
Playtika Holding Corp.(b)	15,183	107,040
ROBLOX Corp., Class A(a)	311,347	11,887,228
Roku, Inc., Class A(a)	83,552	5,445,084
Spotify Technology SA(a)	92,429	24,392,013
Take-Two Interactive Software, Inc.(a)	108,701	16,141,011
TKO Group Holdings, Inc., Class A	27,763	2,399,001
Walt Disney Co.(b)	1,206,210	147,591,856
Warner Bros Discovery, Inc., Class A(a)	1,477,437	12,898,025

		440,223,207

Financial Services — 4.2%
Affirm Holdings, Inc., Class A(a)	148,079	5,517,424
Apollo Global Management, Inc.	343,946	38,676,728
Berkshire Hathaway, Inc., Class B(a)	1,209,062	508,434,752
Block, Inc., Class A(a)	357,432	30,231,599

Security	Shares	Value

Financial Services (continued)
Corpay, Inc.(a)	47,371	$14,615,848
Equitable Holdings, Inc.(b)	227,872	8,661,415
Euronet Worldwide, Inc.(a)	31,047	3,412,997
Fidelity National Information Services, Inc.(b)	390,288	28,951,564
Fiserv, Inc.(a)	394,310	63,018,624
Global Payments, Inc.	169,989	22,720,730
Jack Henry & Associates, Inc.	47,891	8,320,103
Mastercard, Inc., Class A	547,664	263,738,552
MGIC Investment Corp.	181,135	4,050,179
NCR Atleos Corp.(a)	39,663	783,344
PayPal Holdings, Inc.(a)	724,193	48,513,689
Rocket Cos., Inc., Class A(a)(b)	81,478	1,185,505
Shift4 Payments, Inc., Class A(a)(b)	37,509	2,478,220
Toast, Inc., Class A(a)(b)	245,482	6,117,411
UWM Holdings Corp., Class A(b)	64,344	467,137
Visa, Inc., Class A(b)	1,052,172	293,640,162
Voya Financial, Inc.	66,622	4,924,698
Western Union Co.(b)	182,073	2,545,381
WEX, Inc.(a)	28,114	6,677,918

		1,367,683,980

Food Products — 0.8%
Archer-Daniels-Midland Co.	352,024	22,110,627
Bunge Global SA	95,128	9,752,523
Campbell Soup Co.(b)	128,189	5,698,001
Conagra Brands, Inc.	315,419	9,349,019
Darling Ingredients, Inc.(a)	103,764	4,826,064
Flowers Foods, Inc.(b)	131,815	3,130,606
Freshpet, Inc.(a)	27,975	3,241,183
General Mills, Inc.	383,340	26,822,300
Hershey Co.	98,549	19,167,780
Hormel Foods Corp.	187,590	6,545,015
Ingredion, Inc.	42,761	4,996,623
J M Smucker Co.	67,180	8,455,947
Kellanova(b)	171,290	9,813,204
Kraft Heinz Co.	529,626	19,543,199
Lamb Weston Holdings, Inc.	96,521	10,282,382
McCormick & Co., Inc.	166,694	12,803,766
Mondelez International, Inc., Class A(b)	896,952	62,786,640
Pilgrim’s Pride Corp.(a)	28,135	965,593
Post Holdings, Inc.(a)	34,781	3,696,525
Seaboard Corp.	115	370,751
Tyson Foods, Inc., Class A	181,949	10,685,865
WK Kellogg Co.(b)	42,822	805,054

		255,848,667

Gas Utilities — 0.1%
Atmos Energy Corp.	96,430	11,462,634
National Fuel Gas Co.(b)	61,672	3,313,020
UGI Corp.	135,489	3,324,900

		18,100,554

Ground Transportation — 1.1%
Avis Budget Group, Inc.(b)	13,166	1,612,308
CSX Corp.	1,301,381	48,242,194
Hertz Global Holdings, Inc.(a)(b)	86,630	678,313
JB Hunt Transport Services, Inc.	53,953	10,750,135
Knight-Swift Transportation Holdings, Inc.	103,727	5,707,059
Landstar System, Inc.(b)	23,089	4,450,636
Lyft, Inc., Class A(a)	233,757	4,523,198
Norfolk Southern Corp.	149,834	38,188,191
Old Dominion Freight Line, Inc.	130,058	28,523,020
Ryder System, Inc.(b)	28,817	3,463,515
Saia, Inc.(a)(b)	17,310	10,126,350

4

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation (continued)
Schneider National, Inc., Class B	38,489	$871,391
Uber Technologies, Inc.(a)(b)	1,297,933	99,927,862
U-Haul Holding Co.(a)(b)	5,406	365,121
U-Haul Holding Co., Series N(b)	66,320	4,422,218
Union Pacific Corp.(b)	402,058	98,878,124
XPO, Inc.(a)	75,064	9,160,060

		369,889,695

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	1,141,821	129,779,375
Align Technology, Inc.(a)	50,181	16,455,353
Baxter International, Inc.(b)	333,813	14,267,168
Becton Dickinson & Co.	189,655	46,930,130
Boston Scientific Corp.(a)	960,859	65,809,233
Cooper Cos., Inc.	129,780	13,167,479
DENTSPLY SIRONA, Inc.	142,763	4,738,304
Dexcom, Inc.(a)	254,986	35,366,558
Edwards Lifesciences Corp.(a)	397,043	37,941,429
Enovis Corp.(a)	34,315	2,142,972
Envista Holdings Corp.(a)	105,055	2,246,076
GE HealthCare Technologies, Inc.(a)	257,071	23,370,325
Globus Medical, Inc., Class A(a)	78,087	4,188,587
Hologic, Inc.(a)	160,098	12,481,240
ICU Medical, Inc.(a)	12,997	1,394,838
IDEXX Laboratories, Inc.(a)	54,289	29,312,260
Inspire Medical Systems, Inc.(a)	18,737	4,024,520
Insulet Corp.(a)	45,687	7,830,752
Integra LifeSciences Holdings Corp.(a)	47,284	1,676,218
Intuitive Surgical, Inc.(a)	230,362	91,935,170
Masimo Corp.(a)(b)	28,437	4,175,973
Medtronic PLC(b)	876,102	76,352,289
Novocure Ltd.(a)	67,214	1,050,555
Penumbra, Inc.(a)	24,159	5,391,806
QuidelOrtho Corp.(a)	35,545	1,704,027
ResMed, Inc.(b)	95,708	18,953,055
Shockwave Medical, Inc.(a)	23,597	7,683,891
STERIS PLC(b)	65,230	14,665,009
Stryker Corp.	234,306	83,851,088
Tandem Diabetes Care, Inc.(a)(b)	40,218	1,424,119
Teleflex, Inc.(b)	30,845	6,976,214
Zimmer Biomet Holdings, Inc.	138,432	18,270,255

		785,556,268

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(a)	59,878	4,743,535
agilon health, Inc.(a)(b)	201,647	1,230,047
Amedisys, Inc.(a)	22,448	2,068,808
Cardinal Health, Inc.	162,596	18,194,492
Cencora, Inc.(b)	106,556	25,892,042
Centene Corp.(a)	351,885	27,615,935
Chemed Corp.	9,937	6,378,858
Cigna Group(b)	192,567	69,938,409
CVS Health Corp.(b)	844,590	67,364,498
DaVita, Inc.(a)	34,794	4,803,312
Elevance Health, Inc.	156,362	81,079,952
Encompass Health Corp.	66,260	5,471,751
HCA Healthcare, Inc.	131,159	43,745,461
Henry Schein, Inc.(a)(b)	87,387	6,599,466
Humana, Inc.	82,387	28,565,221
Laboratory Corp. of America Holdings(b)	55,881	12,207,763
McKesson Corp.	89,412	48,000,832
Molina Healthcare, Inc.(a)	38,242	15,710,961
Premier, Inc., Class A(b)	73,783	1,630,604

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	74,800	$9,956,628
R1 RCM, Inc.(a)	99,623	1,283,144
Tenet Healthcare Corp.(a)	66,197	6,957,967
UnitedHealth Group, Inc.	613,134	303,317,390
Universal Health Services, Inc., Class B	40,255	7,344,927

		800,102,003

Health Care REITs — 0.2%
Healthcare Realty Trust, Inc.(b)	256,344	3,627,268
Healthpeak Properties, Inc.	465,377	8,725,819
Medical Properties Trust, Inc.(b)	386,511	1,816,602
Omega Healthcare Investors, Inc.(b)	157,038	4,973,393
Ventas, Inc.	266,486	11,602,800
Welltower, Inc.(b)	353,978	33,075,704

		63,821,586

Health Care Technology(a) — 0.1%
Certara, Inc.(b)	72,883	1,303,148
Doximity, Inc., Class A	84,604	2,276,694
Teladoc Health, Inc.	111,586	1,684,948
Veeva Systems, Inc., Class A	95,451	22,115,042

		27,379,832

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(b)	466,331	9,643,725
Park Hotels & Resorts, Inc.	137,179	2,399,261

		12,042,986

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	273,348	45,091,486
Aramark	151,199	4,916,991
Booking Holdings, Inc.	23,030	83,550,076
Boyd Gaming Corp.(b)	47,336	3,186,660
Caesars Entertainment, Inc.(a)	136,394	5,965,874
Carnival Corp.(a)	660,318	10,789,596
Cava Group, Inc.(a)	10,677	747,924
Chipotle Mexican Grill, Inc.(a)	18,115	52,656,139
Choice Hotels International, Inc.(b)	20,148	2,545,700
Churchill Downs, Inc.(b)	47,722	5,905,598
Darden Restaurants, Inc.(b)	79,579	13,301,630
Domino’s Pizza, Inc.	23,313	11,583,763
DoorDash, Inc., Class A(a)	202,461	27,882,929
DraftKings, Inc., Class A(a)	275,563	12,513,316
Expedia Group, Inc.(a)	90,618	12,482,629
Hilton Worldwide Holdings, Inc.	164,248	35,035,741
Hyatt Hotels Corp., Class A	28,380	4,530,016
Las Vegas Sands Corp.	221,160	11,433,972
Marriott International, Inc., Class A	160,662	40,536,629
Marriott Vacations Worldwide Corp.	24,763	2,667,718
McDonald’s Corp.	481,050	135,632,047
MGM Resorts International(a)	185,991	8,780,635
Norwegian Cruise Line Holdings Ltd.(a)(b)	285,379	5,972,982
Penn Entertainment, Inc.(a)	102,537	1,867,199
Planet Fitness, Inc., Class A(a)	59,095	3,701,120
Royal Caribbean Cruises Ltd.(a)	154,272	21,445,351
Starbucks Corp.(b)	744,160	68,008,782
Texas Roadhouse, Inc.	43,567	6,729,794
Travel & Leisure Co.	50,043	2,450,105
Vail Resorts, Inc.(b)	24,797	5,525,516
Wendy’s Co.(b)	117,565	2,214,925
Wingstop, Inc.	19,517	7,151,029
Wyndham Hotels & Resorts, Inc.(b)	55,651	4,271,214

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.(b)	68,574	$7,010,320
Yum! Brands, Inc.(b)	184,845	25,628,759

		693,714,165

Household Durables — 0.5%
D.R. Horton, Inc.	205,144	33,756,445
Garmin Ltd.	101,293	15,079,489
Leggett & Platt, Inc.(b)	87,296	1,671,718
Lennar Corp., Class A(b)	161,624	27,796,096
Lennar Corp., Class B(b)	8,229	1,268,747
Mohawk Industries, Inc.(a)(b)	34,037	4,455,103
Newell Brands, Inc.(b)	247,682	1,988,887
NVR, Inc.(a)	1,947	15,770,622
PulteGroup, Inc.	141,199	17,031,423
Tempur Sealy International, Inc.(b)	109,975	6,248,780
Toll Brothers, Inc.	70,614	9,135,333
TopBuild Corp.(a)	21,227	9,355,376
Whirlpool Corp.(b)	36,489	4,365,179

		147,923,198

Household Products — 1.1%
Church & Dwight Co., Inc.	161,022	16,796,205
Clorox Co.(b)	82,116	12,572,781
Colgate-Palmolive Co.	541,258	48,740,283
Kimberly-Clark Corp.(b)	222,145	28,734,456
Procter & Gamble Co.(b)	1,552,887	251,955,916
Reynolds Consumer Products, Inc.(b)	33,158	946,992
Spectrum Brands Holdings, Inc.(b)	23,012	2,048,298

		361,794,931

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	436,480	7,826,086
Brookfield Renewable Corp., Class A(b)	91,361	2,244,740
Clearway Energy, Inc., Class A(b)	22,840	491,288
Clearway Energy, Inc., Class C(b)	53,375	1,230,294
Vistra Corp.(b)	239,407	16,674,698

		28,467,106

Industrial Conglomerates — 0.4%
3M Co.	362,627	38,463,846
Honeywell International, Inc.	439,153	90,136,153

		128,599,999

Industrial REITs — 0.3%
Americold Realty Trust, Inc.	181,695	4,527,840
EastGroup Properties, Inc.	29,035	5,219,622
First Industrial Realty Trust, Inc.	87,217	4,582,381
Prologis, Inc.	608,506	79,239,651
Rexford Industrial Realty, Inc.	137,226	6,902,468
STAG Industrial, Inc.(b)	117,012	4,497,941

		104,969,903

Insurance — 2.3%
Aflac, Inc.	389,031	33,402,202
Allstate Corp.	172,916	29,916,197
American Financial Group, Inc.	47,944	6,543,397
American International Group, Inc.	469,373	36,690,887
Aon PLC, Class A	130,707	43,619,540
Arch Capital Group Ltd.(a)	235,809	21,798,184
Arthur J Gallagher & Co.	139,601	34,905,834
Assurant, Inc.	34,964	6,581,623
Assured Guaranty Ltd.	36,048	3,145,188
Axis Capital Holdings Ltd.(b)	53,100	3,452,562
Brighthouse Financial, Inc.(a)	43,389	2,236,269
Brown & Brown, Inc.	156,296	13,682,152

Security	Shares	Value

Insurance (continued)
Chubb Ltd.	267,809	$69,397,346
Cincinnati Financial Corp.	102,628	12,743,319
CNA Financial Corp.	18,457	838,317
Everest Group Ltd.	27,932	11,102,970
Fidelity National Financial, Inc., Class A	166,043	8,816,883
First American Financial Corp.	66,930	4,086,076
Globe Life, Inc.	57,869	6,734,215
Hanover Insurance Group, Inc.	22,509	3,065,051
Hartford Financial Services Group, Inc.	194,618	20,055,385
Kemper Corp.(b)	42,302	2,619,340
Kinsale Capital Group, Inc.(b)	14,821	7,777,172
Lincoln National Corp.	108,430	3,462,170
Loews Corp.	120,627	9,443,888
Markel Group, Inc.(a)	8,648	13,157,759
Marsh & McLennan Cos., Inc.	326,463	67,244,849
MetLife, Inc.	417,647	30,951,819
Old Republic International Corp.	175,157	5,380,823
Primerica, Inc.(b)	23,323	5,899,786
Principal Financial Group, Inc.	159,378	13,755,915
Progressive Corp.	385,470	79,722,905
Prudential Financial, Inc.(b)	239,367	28,101,686
Reinsurance Group of America, Inc.	44,369	8,557,893
RenaissanceRe Holdings Ltd.(b)	33,579	7,892,072
RLI Corp.	26,206	3,890,805
Ryan Specialty Holdings, Inc., Class A(b)	61,134	3,392,937
Travelers Cos., Inc.	150,306	34,591,423
Unum Group	106,257	5,701,751
W.R. Berkley Corp.	131,757	11,652,589
White Mountains Insurance Group Ltd.(b)	1,740	3,122,082
Willis Towers Watson PLC	68,170	18,746,750

		737,880,011

Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(a)	3,919,773	591,611,339
Alphabet, Inc., Class C(a)	3,310,806	504,103,322
IAC, Inc.(a)	52,124	2,780,294
Match Group, Inc.(a)	182,363	6,616,130
Meta Platforms, Inc., Class A	1,460,433	709,157,056
Pinterest, Inc., Class A(a)	383,997	13,313,176
TripAdvisor, Inc.(a)	69,707	1,937,157
ZoomInfo Technologies, Inc., CLass A(a)	205,582	3,295,479

		1,832,813,953

IT Services — 1.4%
Accenture PLC, Class A	416,777	144,459,076
Akamai Technologies, Inc.(a)	98,435	10,705,791
Amdocs Ltd.(b)	78,257	7,072,085
Cloudflare, Inc., Class A(a)	189,815	18,379,786
Cognizant Technology Solutions Corp., Class A	334,908	24,545,407
DXC Technology Co.(a)	132,069	2,801,184
EPAM Systems, Inc.(a)	37,125	10,252,440
Gartner, Inc.(a)	50,598	24,118,549
Globant SA(a)	26,877	5,426,466
GoDaddy, Inc., Class A(a)	96,750	11,482,290
International Business Machines Corp.(b)	599,332	114,448,439
Kyndryl Holdings, Inc.(a)	150,125	3,266,720
MongoDB, Inc., Class A(a)	44,040	15,794,506
Okta, Inc., Class A(a)	101,057	10,572,583
Snowflake, Inc., Class A(a)(b)	207,708	33,565,613
Twilio, Inc., Class A(a)	113,214	6,923,036
VeriSign, Inc.(a)	58,514	11,088,988

		454,902,959

6

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.1%
Brunswick Corp.(b)	46,500	$4,488,180
Hasbro, Inc.(b)	86,407	4,883,724
Mattel, Inc.(a)	236,606	4,687,165
Peloton Interactive, Inc., Class A(a)(b)	211,296	905,403
Polaris, Inc.(b)	36,049	3,609,226
YETI Holdings, Inc.(a)(b)	55,061	2,122,601

		20,696,299

Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(a)(b)	61,186	2,296,311
Agilent Technologies, Inc.(b)	192,642	28,031,337
Avantor, Inc.(a)	444,519	11,366,351
Azenta, Inc.(a)	39,062	2,354,657
Bio-Rad Laboratories, Inc., Class A(a)	14,036	4,854,631
Bio-Techne Corp.	102,397	7,207,725
Bruker Corp.	71,786	6,743,577
Charles River Laboratories International, Inc.(a)	32,888	8,911,004
Danaher Corp.	434,126	108,409,945
Fortrea Holdings, Inc.(a)	57,757	2,318,366
ICON PLC(a)	54,189	18,204,794
Illumina, Inc.(a)	104,230	14,312,864
IQVIA Holdings, Inc.(a)	119,953	30,334,914
Maravai LifeSciences Holdings, Inc., Class A(a)	64,873	562,449
Medpace Holdings, Inc.(a)	15,182	6,135,805
Mettler-Toledo International, Inc.(a)	14,358	19,114,662
QIAGEN NV	150,399	6,465,653
Repligen Corp.(a)(b)	37,193	6,840,536
Revvity, Inc.	81,721	8,580,705
Sotera Health Co.(a)	62,387	749,268
Thermo Fisher Scientific, Inc.	254,467	147,898,765
Waters Corp.(a)(b)	38,596	13,285,901
West Pharmaceutical Services, Inc.	48,703	19,272,264

		474,252,484

Machinery — 1.9%
AGCO Corp.(b)	42,073	5,175,820
Allison Transmission Holdings, Inc.	60,337	4,896,951
Caterpillar, Inc.(b)	336,546	123,320,551
CNH Industrial NV(b)	634,861	8,227,798
Crane Co.(b)	32,784	4,430,102
Cummins, Inc.(b)	93,477	27,542,998
Deere & Co.	170,128	69,878,375
Donaldson Co., Inc.	81,516	6,087,615
Dover Corp.(b)	91,895	16,282,875
Esab Corp.	36,615	4,048,520
Flowserve Corp.	90,336	4,126,548
Fortive Corp.	232,754	20,021,499
Gates Industrial Corp. PLC(a)	77,258	1,368,239
Graco, Inc.(b)	109,312	10,216,299
IDEX Corp.	49,768	12,144,387
Illinois Tool Works, Inc.	197,433	52,977,197
Ingersoll Rand, Inc.	266,801	25,332,755
ITT, Inc.	55,667	7,572,382
Lincoln Electric Holdings, Inc.(b)	36,713	9,377,969
Middleby Corp.(a)(b)	35,472	5,703,543
Nordson Corp.(b)	37,798	10,377,063
Oshkosh Corp.(b)	42,070	5,246,550
Otis Worldwide Corp.(b)	272,539	27,054,946
PACCAR, Inc.	338,028	41,878,289
Parker-Hannifin Corp.	84,254	46,827,531
Pentair PLC	109,181	9,328,425
RBC Bearings, Inc.(a)(b)	18,422	4,980,388
Snap-on, Inc.(b)	34,080	10,095,178

Security	Shares	Value

Machinery (continued)
Stanley Black & Decker, Inc.(b)	100,920	$9,883,096
Timken Co.(b)	39,013	3,410,907
Toro Co.(b)	68,655	6,290,858
Westinghouse Air Brake Technologies Corp.	117,526	17,121,188
Xylem, Inc./New York	156,319	20,202,667

		631,429,509

Marine Transportation — 0.0%
Kirby Corp.(a)	40,402	3,851,119

Media — 0.7%
Cable One, Inc.(b)	3,861	1,633,705
Charter Communications, Inc., Class A(a)	66,407	19,299,866
Comcast Corp., Class A	2,633,293	114,153,252
Fox Corp., Class A(b)	164,855	5,155,016
Fox Corp., Class B	91,794	2,627,144
Interpublic Group of Cos., Inc.(b)	251,345	8,201,387
Liberty Broadband Corp., Series A(a)(b)	10,629	607,129
Liberty Broadband Corp., Series C(a)	77,230	4,419,873
Liberty Media Corp.-Liberty SiriusXM(a)	97,641	2,900,914
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	50,444	1,498,187
New York Times Co., Class A(b)	107,071	4,627,609
News Corp., Class A(b)	255,958	6,700,980
News Corp., Class B(b)	83,757	2,266,464
Nexstar Media Group, Inc., Class A(b)	22,046	3,798,305
Omnicom Group, Inc.(b)	130,347	12,612,376
Paramount Global, Class A(b)	7,797	170,209
Paramount Global, Class B(b)	371,785	4,375,909
Sirius XM Holdings, Inc.(b)	402,934	1,563,384
Trade Desk, Inc., Class A(a)(b)	290,463	25,392,275

		222,003,984

Metals & Mining — 0.5%
Alcoa Corp.	114,871	3,881,491
Cleveland-Cliffs, Inc.(a)(b)	323,428	7,354,753
Freeport-McMoRan, Inc.(b)	942,053	44,295,332
MP Materials Corp., Class A(a)(b)	73,191	1,046,631
Newmont Corp.(b)	760,663	27,262,162
Nucor Corp.(b)	163,852	32,426,311
Reliance, Inc.	37,854	12,650,050
Royal Gold, Inc.(b)	43,044	5,243,190
Southern Copper Corp.(b)	57,210	6,094,009
SSR Mining, Inc.	142,062	633,596
Steel Dynamics, Inc.	102,811	15,239,675
U.S. Steel Corp.(b)	145,066	5,915,791

		162,042,991

Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
AGNC Investment Corp.	411,459	4,073,444
Annaly Capital Management, Inc.	325,377	6,406,673
Rithm Capital Corp.	317,470	3,542,965
Starwood Property Trust, Inc.	195,893	3,982,505

		18,005,587

Multi-Utilities — 0.5%
Ameren Corp.(b)	171,835	12,708,917
CenterPoint Energy, Inc.(b)	418,582	11,925,401
CMS Energy Corp.	193,365	11,667,644
Consolidated Edison, Inc.(b)	228,761	20,773,786
Dominion Energy, Inc.	551,203	27,113,676
DTE Energy Co.	135,718	15,219,416
NiSource, Inc.	277,294	7,669,952
Public Service Enterprise Group, Inc.	327,538	21,872,988

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Sempra	415,461	$29,842,564
WEC Energy Group, Inc.	207,604	17,048,440

		175,842,784

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(b)	113,076	14,576,627
Boston Properties, Inc.(b)	104,329	6,813,727
Cousins Properties, Inc.	97,224	2,337,265
Highwoods Properties, Inc.(b)	69,806	1,827,521
Kilroy Realty Corp.(b)	79,511	2,896,586
NET Lease Office Properties	9,645	229,551
Vornado Realty Trust(b)	122,396	3,521,333

		32,202,610

Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Corp.(b)	213,309	2,999,125
Antero Resources Corp.(a)	184,466	5,349,514
APA Corp.(b)	207,235	7,124,739
Cheniere Energy, Inc.	157,980	25,479,014
Chesapeake Energy Corp.(b)	83,614	7,427,432
Chevron Corp.(b)	1,134,969	179,030,010
ConocoPhillips	790,273	100,585,947
Coterra Energy, Inc.	493,616	13,762,014
Devon Energy Corp.	421,849	21,168,383
Diamondback Energy, Inc.	117,589	23,302,612
DT Midstream, Inc.(a)(b)	66,007	4,033,028
EOG Resources, Inc.	387,604	49,551,295
EQT Corp.(b)	239,325	8,871,778
Exxon Mobil Corp.(b)	2,640,698	306,954,736
Hess Corp.	183,219	27,966,548
HF Sinclair Corp.(b)	95,611	5,772,036
Kinder Morgan, Inc.	1,293,101	23,715,472
Marathon Oil Corp.	398,333	11,288,757
Marathon Petroleum Corp.	250,253	50,425,979
New Fortress Energy, Inc., Class A(b)	44,774	1,369,637
Occidental Petroleum Corp.(b)	453,096	29,446,709
ONEOK, Inc.(b)	383,548	30,749,043
Ovintiv, Inc.(b)	169,730	8,808,987
Phillips 66	293,538	47,946,497
Pioneer Natural Resources Co.	153,481	40,288,763
Range Resources Corp.(b)	157,080	5,408,264
Southwestern Energy Co.(a)	742,727	5,629,871
Targa Resources Corp.(b)	145,698	16,316,719
Texas Pacific Land Corp.(b)	11,703	6,770,303
Valero Energy Corp.(b)	223,833	38,206,055
Williams Cos., Inc.	802,953	31,291,078

		1,137,040,345

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	40,981	3,438,716

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)(b)	84,295	3,623,842
American Airlines Group, Inc.(a)(b)	432,176	6,633,902
Delta Air Lines, Inc.(b)	423,025	20,250,207
Southwest Airlines Co.(b)	393,838	11,496,131
United Airlines Holdings, Inc.(a)	215,337	10,310,335

		52,314,417

Personal Care Products — 0.2%
Coty, Inc., Class A(a)	235,728	2,819,307
Estee Lauder Cos., Inc., Class A	151,595	23,368,369

Security	Shares	Value

Personal Care Products (continued)
Kenvue, Inc.(b)	1,143,921	$24,548,545
Olaplex Holdings, Inc.(a)	74,023	142,124

		50,878,345

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,342,973	72,829,426
Catalent, Inc.(a)	116,707	6,588,110
Elanco Animal Health, Inc.(a)	322,932	5,257,333
Eli Lilly & Co.	558,212	434,266,608
Jazz Pharmaceuticals PLC(a)	41,109	4,950,346
Johnson & Johnson	1,589,671	251,470,055
Merck & Co., Inc.	1,675,445	221,074,968
Organon & Co.(b)	174,957	3,289,192
Perrigo Co. PLC	90,368	2,908,946
Pfizer, Inc.(b)	3,727,002	103,424,305
Royalty Pharma PLC, Class A	242,457	7,363,419
Viatris, Inc.(b)	797,717	9,524,741
Zoetis, Inc., Class A	305,283	51,656,936

		1,174,604,385

Professional Services — 0.8%
Automatic Data Processing, Inc.	272,788	68,126,075
Booz Allen Hamilton Holding Corp., Class A	84,150	12,491,226
Broadridge Financial Solutions, Inc.	77,714	15,920,490
CACI International, Inc., Class A(a)(b)	14,457	5,476,745
Clarivate PLC(a)(b)	308,961	2,295,580
Concentrix Corp.(b)	30,351	2,009,843
Dayforce, Inc.(a)(b)	97,210	6,436,274
Dun & Bradstreet Holdings, Inc.	189,122	1,898,785
Equifax, Inc.(b)	80,325	21,488,544
FTI Consulting, Inc.(a)	21,712	4,565,817
Genpact Ltd.	115,052	3,790,963
Jacobs Solutions, Inc.	83,948	12,905,326
KBR, Inc.	86,126	5,482,781
Leidos Holdings, Inc.	90,707	11,890,781
ManpowerGroup, Inc.	31,447	2,441,545
Paychex, Inc.(b)	212,440	26,087,632
Paycom Software, Inc.	34,233	6,812,709
Paycor HCM, Inc.(a)(b)	42,568	827,522
Paylocity Holding Corp.(a)(b)	28,167	4,840,781
Robert Half, Inc.(b)	67,088	5,318,737
Science Applications International Corp.(b)	35,280	4,600,159
SS&C Technologies Holdings, Inc.	143,749	9,253,123
TransUnion	127,777	10,196,605
Verisk Analytics, Inc.	94,066	22,174,178

		267,332,221

Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A	200,247	19,472,018
CoStar Group, Inc.	266,500	25,743,900
Howard Hughes Holdings, Inc.	21,687	1,574,910
Jones Lang LaSalle, Inc.	31,071	6,061,641
Zillow Group, Inc., Class A	39,481	1,889,561
Zillow Group, Inc., Class C(b)	103,809	5,063,803

		59,805,833

Residential REITs — 0.3%
American Homes 4 Rent, Class A(b)	218,718	8,044,448
Apartment Income REIT Corp.	97,015	3,150,077
AvalonBay Communities, Inc.	93,425	17,335,943
Camden Property Trust	68,324	6,723,082
Equity LifeStyle Properties, Inc.(b)	117,467	7,564,875
Equity Residential	245,375	15,485,616

8

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs (continued)
Essex Property Trust, Inc.	42,293	$10,353,749
Invitation Homes, Inc.	405,293	14,432,484
Mid-America Apartment Communities, Inc.	76,888	10,116,923
Sun Communities, Inc.(b)	81,413	10,468,084
UDR, Inc.	218,979	8,192,004

		111,867,285

Retail REITs — 0.3%
Agree Realty Corp.	62,531	3,571,771
Brixmor Property Group, Inc.(b)	200,839	4,709,674
Federal Realty Investment Trust(b)	55,183	5,635,288
Kimco Realty Corp.	397,513	7,795,230
NNN REIT, Inc.	118,800	5,077,512
Realty Income Corp.(b)	548,347	29,665,573
Regency Centers Corp.	119,472	7,235,224
Simon Property Group, Inc.	213,924	33,476,967

		97,167,239

Semiconductors & Semiconductor Equipment — 9.1%
Advanced Micro Devices, Inc.(a)	1,057,278	190,828,106
Allegro MicroSystems, Inc.(a)(b)	46,915	1,264,828
Analog Devices, Inc.(b)	328,470	64,968,081
Applied Materials, Inc.	551,130	113,659,540
Broadcom, Inc.	284,372	376,909,493
Cirrus Logic, Inc.(a)	36,491	3,377,607
Enphase Energy, Inc.(a)	87,011	10,526,591
Entegris, Inc.	99,376	13,966,303
First Solar, Inc.(a)	70,155	11,842,164
GLOBALFOUNDRIES, Inc.(a)(b)	51,690	2,693,566
Intel Corp.	2,783,376	122,941,718
KLA Corp.	90,477	63,204,518
Lam Research Corp.	86,802	84,334,219
Lattice Semiconductor Corp.(a)	91,956	7,193,718
Marvell Technology, Inc.	563,444	39,936,911
Microchip Technology, Inc.(b)	354,599	31,811,076
Micron Technology, Inc.	720,842	84,980,063
MKS Instruments, Inc.(b)	43,736	5,816,888
Monolithic Power Systems, Inc.(b)	30,479	20,647,084
NVIDIA Corp.	1,568,881	1,417,578,116
ON Semiconductor Corp.(a)	284,257	20,907,102
Qorvo, Inc.(a)	64,853	7,447,070
QUALCOMM, Inc.	735,866	124,582,114
Skyworks Solutions, Inc.	105,628	11,441,625
Teradyne, Inc.(b)	101,574	11,460,595
Texas Instruments, Inc.(b)	598,753	104,308,760
Universal Display Corp.(b)	30,786	5,185,902
Wolfspeed, Inc.(a)(b)	80,018	2,360,531

		2,956,174,289

Software — 10.6%
Adobe, Inc.(a)	298,110	150,426,306
ANSYS, Inc.(a)	57,209	19,860,676
AppLovin Corp., Class A(a)(b)	138,412	9,580,879
Aspen Technology, Inc.(a)	18,995	4,051,254
Atlassian Corp., Class A(a)	102,295	19,958,777
Autodesk, Inc.(a)	141,695	36,900,212
Bentley Systems, Inc., Class B(b)	126,643	6,613,297
Bill Holdings, Inc.(a)	67,602	4,645,609
Cadence Design Systems, Inc.(a)	178,274	55,493,131
CCC Intelligent Solutions Holdings, Inc.(a)	223,351	2,671,278
Confluent, Inc., Class A(a)	121,959	3,722,189
Crowdstrike Holdings, Inc., Class A(a)	140,809	45,141,957
Datadog., Inc., Class A(a)	180,015	22,249,854

Security	Shares	Value

Software (continued)
DocuSign, Inc.(a)(b)	133,321	$7,939,266
Dolby Laboratories, Inc., Class A(b)	38,321	3,210,150
DoubleVerify Holdings, Inc.(a)	83,152	2,923,624
Dropbox, Inc., Class A(a)	173,645	4,219,574
Dynatrace, Inc.(a)	158,991	7,383,542
Elastic NV(a)	51,528	5,165,167
Fair Isaac Corp.(a)	15,972	19,958,771
Five9, Inc.(a)	48,260	2,997,429
Fortinet, Inc.(a)	433,046	29,581,372
Gen Digital, Inc.(b)	363,013	8,131,491
Gitlab, Inc., Class A(a)	57,984	3,381,627
Guidewire Software, Inc.(a)(b)	53,132	6,201,036
HashiCorp, Inc., Class A(a)	60,506	1,630,637
HubSpot, Inc.(a)	30,101	18,860,083
Informatica, Inc., Class A(a)(b)	33,234	1,163,190
Intuit, Inc.	180,190	117,123,500
Manhattan Associates, Inc.(a)	40,829	10,216,641
Microsoft Corp.	4,913,909	2,067,379,794
nCino, Inc.(a)(b)	42,161	1,575,978
NCR Voyix Corp.(a)(b)	79,327	1,001,900
Nutanix, Inc., Class A(a)	153,425	9,469,391
Oracle Corp.	1,017,633	127,824,881
Palantir Technologies, Inc., Class A(a)	1,252,922	28,829,735
Palo Alto Networks, Inc.(a)	201,529	57,260,435
Pegasystems, Inc.	29,753	1,923,234
Procore Technologies, Inc.(a)	51,718	4,249,668
PTC, Inc.(a)(b)	75,763	14,314,661
RingCentral, Inc., Class A(a)	55,109	1,914,487
Roper Technologies, Inc.	69,699	39,089,987
Salesforce, Inc.	617,912	186,102,736
SentinelOne, Inc., Class A(a)	152,124	3,546,010
ServiceNow, Inc.(a)	134,291	102,383,458
Smartsheet, Inc., Class A(a)	81,384	3,133,284
Synopsys, Inc.(a)	100,183	57,254,585
Teradata Corp.(a)	69,364	2,682,306
Tyler Technologies, Inc.(a)	27,559	11,712,851
UiPath, Inc., Class A(a)	257,254	5,831,948
Unity Software, Inc.(a)(b)	196,624	5,249,861
Workday, Inc., Class A(a)	132,791	36,218,745
Zoom Video Communications, Inc., Class A(a)	165,952	10,848,282
Zscaler, Inc.(a)(b)	59,092	11,382,892

		3,422,583,628

Specialized REITs — 1.0%
American Tower Corp.	307,057	60,671,393
Crown Castle, Inc.	285,291	30,192,347
CubeSmart(b)	147,990	6,692,108
Digital Realty Trust, Inc.	199,736	28,769,973
EPR Properties(b)	50,315	2,135,872
Equinix, Inc.	61,565	50,811,441
Extra Space Storage, Inc.(b)	137,860	20,265,420
Gaming & Leisure Properties, Inc.	167,475	7,715,573
Iron Mountain, Inc.(b)	193,706	15,537,158
Lamar Advertising Co., Class A	57,162	6,825,714
National Storage Affiliates Trust(b)	56,789	2,223,857
Public Storage	103,308	29,965,519
Rayonier, Inc.(b)	102,627	3,411,322
SBA Communications Corp.	70,788	15,339,760
VICI Properties, Inc.	671,477	20,003,300
Weyerhaeuser Co.	482,784	17,336,773

		317,897,530

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.1%
Advance Auto Parts, Inc.(b)	38,621	$3,286,261
AutoNation, Inc.(a)(b)	19,625	3,249,508
AutoZone, Inc.(a)	11,604	36,571,747
Bath & Body Works, Inc.	149,907	7,498,348
Best Buy Co., Inc.(b)	128,844	10,569,073
Burlington Stores, Inc.(a)	43,142	10,017,141
CarMax, Inc.(a)(b)	103,343	9,002,209
Dick’s Sporting Goods, Inc.(b)	39,609	8,906,480
Five Below, Inc.(a)(b)	36,780	6,671,156
Floor & Decor Holdings, Inc., Class A(a)(b)	67,937	8,805,994
GameStop Corp., Class A(a)(b)	176,004	2,203,570
Gap, Inc.(b)	121,344	3,343,027
Home Depot, Inc.	659,702	253,061,687
Lithia Motors, Inc., Class A(b)	18,025	5,423,002
Lowe’s Cos., Inc.	380,927	97,033,535
Murphy USA, Inc.(b)	12,878	5,398,458
O’Reilly Automotive, Inc.(a)	38,980	44,003,742
Penske Automotive Group, Inc.(b)	12,936	2,095,503
Petco Health & Wellness Co., Inc.(a)(b)	47,926	109,271
RH(a)	10,244	3,567,575
Ross Stores, Inc.	221,406	32,493,545
TJX Cos., Inc.	759,661	77,044,819
Tractor Supply Co.(b)	72,190	18,893,567
Ulta Beauty, Inc.(a)(b)	32,405	16,943,926
Valvoline, Inc.(a)	91,190	4,064,338
Victoria’s Secret & Co.(a)(b)	56,422	1,093,458
Wayfair, Inc., Class A(a)(b)	53,014	3,598,590
Williams-Sonoma, Inc.(b)	41,998	13,335,625

		688,285,155

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	9,629,351	1,651,241,109
Hewlett Packard Enterprise Co.	855,814	15,173,582
HP, Inc.	569,607	17,213,524
NetApp, Inc.	140,980	14,798,671
Pure Storage, Inc., Class A(a)	185,988	9,669,516
Western Digital Corp.(a)	211,175	14,410,582

		1,722,506,984

Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)	79,938	3,621,191
Carter’s, Inc.(b)	23,015	1,948,910
Columbia Sportswear Co.(b)	23,947	1,944,017
Crocs, Inc.(a)	39,646	5,701,095
Deckers Outdoor Corp.(a)	17,236	16,223,557
Lululemon Athletica, Inc.(a)	74,435	29,078,033
NIKE, Inc., Class B	784,351	73,713,307
PVH Corp.	39,587	5,566,328
Ralph Lauren Corp., Class A(b)	27,377	5,140,306
Skechers USA, Inc., Class A(a)	86,545	5,301,747
Tapestry, Inc.(b)	150,930	7,166,156
Under Armour, Inc., Class A(a)	126,836	936,050
Under Armour, Inc., Class C(a)(b)	128,526	917,676
VF Corp.(b)	233,620	3,583,731

		160,842,104

Tobacco — 0.4%
Altria Group, Inc.(b)	1,178,103	51,388,853
Philip Morris International, Inc.	1,023,627	93,784,706

		145,173,559

Security	Shares	Value

Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A(b)	68,474	$3,522,303
Core & Main, Inc., Class A(a)	114,456	6,552,606
Fastenal Co.(b)	376,424	29,037,347
Ferguson PLC	136,048	29,716,965
MSC Industrial Direct Co., Inc., Class A(b)	30,370	2,947,105
SiteOne Landscape Supply, Inc.(a)(b)	30,150	5,262,682
United Rentals, Inc.(b)	44,601	32,162,227
Watsco, Inc.(b)	22,249	9,610,900
WESCO International, Inc.(b)	28,967	4,961,468
WW Grainger, Inc.	29,114	29,617,672

		153,391,275

Water Utilities — 0.1%
American Water Works Co., Inc.	128,316	15,681,499
Essential Utilities, Inc.(b)	160,007	5,928,259

		21,609,758

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	323,111	52,738,177

Total Common Stocks — 98.1% (Cost: $16,224,118,144)		31,769,879,190

Investment Companies

Equity Funds — 1.1%
iShares Russell 1000 ETF(b)(c)	1,212,081	349,115,690

Total Investment Companies — 1.1% (Cost: $336,129,407)		349,115,690

Total Long-Term Investments — 99.2% (Cost: $16,560,247,551)		32,118,994,880

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(e)(f)	1,766,065,867	1,766,772,293
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(e)	334,773,277	334,773,277

Total Short-Term Securities — 6.5% (Cost: $2,100,548,839)		2,101,545,570

Total Investments — 105.7% (Cost: $18,660,796,390)		34,220,540,450

Liabilities in Excess of Other Assets — (5.7)%		(1,854,180,901)

Net Assets — 100.0%		$32,366,359,549

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

10

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,024,962,526	$—		$(257,739,637	)(a)	$(81,754)	$(368,842)	$1,766,772,293	1,766,065,867	$1,428,023	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,703,888	124,069,389	(a)	—		—	—	334,773,277	334,773,277	3,473,853		—
BlackRock, Inc.	80,757,864	—		(1,111,115)		33,593	2,059,775	81,740,117	98,045	500,030		—
iShares Russell 1000 ETF	130,944,320	658,929,950		(460,433,126)		19,149,763	524,783	349,115,690	1,212,081	899,267		—

						$19,101,602	$2,215,716	$2,532,401,377		$6,301,173		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	822	06/21/24	$218,179	$3,471,024
S&P Mid 400 E-Mini Index	52	06/21/24	16,002	416,490

				$3,887,514

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks

Aerospace & Defense	$606,492,349	$—	$—	$606,492,349
Air Freight & Logistics	136,927,384	—	—	136,927,384
Automobile Components	33,206,535	—	—	33,206,535
Automobiles	402,742,823	—	—	402,742,823
Banks	1,079,382,900	—	—	1,079,382,900
Beverages	419,102,473	—	—	419,102,473
Biotechnology	637,861,018	—	—	637,861,018
Broadline Retail	1,119,583,354	—	—	1,119,583,354
Building Products	213,736,346	—	—	213,736,346
Capital Markets	994,849,959	—	—	994,849,959
Chemicals	500,692,109	—	—	500,692,109
Commercial Services & Supplies	208,783,145	—	—	208,783,145
Communications Equipment	244,004,504	—	—	244,004,504
Construction & Engineering	60,053,450	—	—	60,053,450
Construction Materials	55,037,507	—	—	55,037,507
Consumer Finance	178,511,070	—	—	178,511,070
Consumer Staples Distribution & Retail	579,077,779	—	—	579,077,779
Containers & Packaging	95,774,046	43,080	—	95,817,126
Distributors	33,854,616	—	—	33,854,616
Diversified Consumer Services	20,601,676	—	—	20,601,676
Diversified REITs	7,814,457	—	—	7,814,457
Diversified Telecommunication Services	205,776,369	—	1	205,776,370
Electric Utilities	436,933,582	—	—	436,933,582
Electrical Equipment	241,594,758	—	—	241,594,758
Electronic Equipment, Instruments & Components	180,314,555	—	—	180,314,555
Energy Equipment & Services	109,433,730	—	—	109,433,730
Entertainment	440,223,207	—	—	440,223,207
Financial Services	1,367,683,980	—	—	1,367,683,980
Food Products	255,848,667	—	—	255,848,667
Gas Utilities	18,100,554	—	—	18,100,554
Ground Transportation	369,889,695	—	—	369,889,695
Health Care Equipment & Supplies	785,556,268	—	—	785,556,268
Health Care Providers & Services	800,102,003	—	—	800,102,003
Health Care REITs	63,821,586	—	—	63,821,586
Health Care Technology	27,379,832	—	—	27,379,832
Hotel & Resort REITs	12,042,986	—	—	12,042,986
Hotels, Restaurants & Leisure	693,714,165	—	—	693,714,165
Household Durables	147,923,198	—	—	147,923,198
Household Products	361,794,931	—	—	361,794,931
Independent Power and Renewable Electricity Producers	28,467,106	—	—	28,467,106
Industrial Conglomerates	128,599,999	—	—	128,599,999
Industrial REITs	104,969,903	—	—	104,969,903
Insurance	737,880,011	—	—	737,880,011
Interactive Media & Services	1,832,813,953	—	—	1,832,813,953
IT Services	454,902,959	—	—	454,902,959
Leisure Products	20,696,299	—	—	20,696,299
Life Sciences Tools & Services	474,252,484	—	—	474,252,484
Machinery	631,429,509	—	—	631,429,509
Marine Transportation	3,851,119	—	—	3,851,119
Media	222,003,984	—	—	222,003,984
Metals & Mining	162,042,991	—	—	162,042,991
Mortgage Real Estate Investment Trusts (REITs)	18,005,587	—	—	18,005,587
Multi-Utilities	175,842,784	—	—	175,842,784
Office REITs	32,202,610	—	—	32,202,610
Oil, Gas & Consumable Fuels	1,137,040,345	—	—	1,137,040,345
Paper & Forest Products	3,438,716	—	—	3,438,716
Passenger Airlines	52,314,417	—	—	52,314,417

12

Schedule of Investments (unaudited) (continued) March 31, 2024	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Personal Care Products	$50,878,345	$—	$—	$50,878,345
Pharmaceuticals	1,174,604,385	—	—	1,174,604,385
Professional Services	267,332,221	—	—	267,332,221
Real Estate Management & Development	59,805,833	—	—	59,805,833
Residential REITs	111,867,285	—	—	111,867,285
Retail REITs	97,167,239	—	—	97,167,239
Semiconductors & Semiconductor Equipment	2,956,174,289	—	—	2,956,174,289
Software	3,422,583,628	—	—	3,422,583,628
Specialized REITs	317,897,530	—	—	317,897,530
Specialty Retail	688,285,155	—	—	688,285,155
Technology Hardware, Storage & Peripherals	1,722,506,984	—	—	1,722,506,984
Textiles, Apparel & Luxury Goods	160,842,104	—	—	160,842,104
Tobacco	145,173,559	—	—	145,173,559
Trading Companies & Distributors	153,391,275	—	—	153,391,275
Water Utilities	21,609,758	—	—	21,609,758
Wireless Telecommunication Services	52,738,177	—	—	52,738,177
Investment Companies	349,115,690	—	—	349,115,690
Short-Term Securities
Money Market Funds	2,101,545,570	—	—	2,101,545,570

	$34,220,497,369	$43,080	$1	$34,220,540,450

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,887,514	$—	$—	$3,887,514

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13